Consolidated Statements of Comprehensive (Loss) / Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Revenue	$ 1,701,388	$ 1,704,835	$ 1,601,138
Cost of services (excluding depreciation and amortization)	741,197	715,762	663,212
Selling, general and administrative	563,647	575,553	508,136
Depreciation and amortization	274,107	273,364	263,433
Impairment expense on goodwill and intangible assets	1,423	823	1,254
Restructuring and other costs	48,366	5,178	6,061
Loss on disposal of subsidiaries and other assets, net	732	801	386
Operating income	71,916	133,354	158,656
Other (expense) / income, net	(7,563)	21,475	13,081
Interest expense, net	(136,414)	(140,805)	(151,148)
(Loss) / income before taxes	(72,061)	14,024	20,589
Income tax expense / (benefit)	110,446	(8,136)	40,840
Net (loss) / income	$ (182,507)	$ 22,160	$ (20,251)
Net (loss) / income per share - basic	$ (3.14)	$ 0.36	$ (0.33)
Net (loss) / income per share - diluted	$ (3.14)	$ 0.36	$ (0.33)
Net (loss) / income	$ (182,507)	$ 22,160	$ (20,251)
Other comprehensive income / (loss), net of tax of $0:
Gain / (loss) on foreign currency translation	24,602	(16,742)	14,330
Total comprehensive (loss) / income	$ (157,905)	$ 5,418	$ (5,921)